Long-Term Bank Debt, Current and Non-Current (Tables)	6 Months Ended
Jun. 30, 2016
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2016	Current	Non-current	December 31, 2015	Current	Non-current

The Royal Bank of Scotland plc - Term Loan	$136,999	$8,138	$128,861	$144,687	$15,376	$129,311
less unamortized deferred financing costs	(1,764)	(451)	(1,313)	(2,009)	(479)	(1,530)
Total bank debt, net of unamortized deferred financing costs	$135,235	$7,687	$127,548	$142,678	$14,897	$127,781

Schedule of maturities of Long-term Debt [Table Text Block]
Period	Principal Repayment
July 1, 2016 to June 30, 2017	$8,138
July 1, 2017 to June 30, 2018	8,138
July 1, 2018 to June 30, 2019	18,046
July 1, 2019 to June 30, 2020	19,816
July 1, 2020 to June 30, 2021	19,816
July 1, 2021 and thereafter	63,045
Total	$136,999